Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties [Line Items]
IPO bonus amount	$ 22
CEO [Member]
Transactions and Balances with Related Parties [Line Items]
IPO bonus amount		$ 97
Chairman [Member]
Transactions and Balances with Related Parties [Line Items]
IPO bonus amount		$ 50